CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Loans, including fees	$ 54,709	$ 47,786
Taxable securities	1,593	1,317
Nontaxable securities	1,023	643
Other interest and dividends	452	539
Total interest income	57,777	50,285
Interest expense:
Deposits	4,310	7,854
Other borrowings	554	854
Total interest expense	4,864	8,708
Net interest income	52,913	41,577
Provision for loan losses	2,982	3,300
Net interest income after provision for loan losses	49,931	38,277
Noninterest income:
Service charges on deposit accounts	1,528	1,458
Swap fees	931	1,405
SBA/USDA fees	3,968	756
Mortgage origination fees	1,465	1,529
Net gain (loss) on securities	(57)	742
Other operating income	2,968	2,651
Total noninterest income	10,803	8,541
Noninterest expenses:
Salaries and employee benefits	21,667	18,765
Equipment and occupancy expenses	3,640	3,682
Data processing fees	2,128	1,836
Regulatory assessments	952	775
Other operating expenses	8,048	7,127
Total noninterest expenses	36,435	32,185
Income before income taxes	24,299	14,633
Income tax expense	5,732	2,526
Net income	$ 18,567	$ 12,107
Basic earnings per share (in dollars per share)	$ 2.26	$ 1.58
Dilutive earnings per share (in dollars per share)	$ 2.23	$ 1.56
Revenue, Product and Service [Extensible Enumeration]	Deposit Account [Member]	Deposit Account [Member]